Overview and basis of preparation (Details) $ in Thousands, € in Millions			6 Months Ended		12 Months Ended
	Jul. 09, 2025 USD ($)	Jul. 08, 2025 USD ($)	Jun. 30, 2025 USD ($) market	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 EUR (€) market	Feb. 25, 2025 USD ($)	Feb. 25, 2025 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of classes of share capital [line items]
Number of markets | market			28			28
Current net defined benefit liability			$ 2,988,223
Net loss			(1,193,079)	$ (543,878)
Cash used for operating activities			497,652	267,671
Cash used for investing activities			321,675	272,689
Borrowings			4,060,834	2,475,548	$ 3,439,629				$ 2,026,665
Equity issuance - Securities Purchase Agreement			200,000
Non Current Liabilities
Disclosure of classes of share capital [line items]
Borrowings			973,779	936,217
Syndicated loan from banks ("Club Loan")
Disclosure of classes of share capital [line items]
Borrowings			973,779	936,217	$ 927,235				$ 0
Syndicated loan from banks ("Club Loan") | Non Current Liabilities
Disclosure of classes of share capital [line items]
Borrowings			$ 973,779	$ 936,217
Debt ratio			1.50		0.90
Syndicated loan from banks ("Club Loan") | Non Current Liabilities | Entering into significant commitments | Debt Covenant, Scenario 1
Disclosure of classes of share capital [line items]
Debt ratio, minimum	1.45	0.90
Syndicated loan from banks ("Club Loan") | Non Current Liabilities | Entering into significant commitments | Debt Covenant, Scenario 2
Disclosure of classes of share capital [line items]
Debt ratio, minimum	1.40	0.85
Syndicated loan from banks ("Club Loan") | Minimum | Non Current Liabilities
Disclosure of classes of share capital [line items]
Debt instruments held | €						€ 400.0
Syndicated loan from banks ("Club Loan") | Minimum | Non Current Liabilities | Entering into significant commitments
Disclosure of classes of share capital [line items]
Carrying amount of non-current liabilities with covenants	$ 3,000,000	$ 7,144,900
Syndicated loan from banks ("Club Loan") | Maximum | Non Current Liabilities
Disclosure of classes of share capital [line items]
Debt instruments held			$ 5,500,000
Banco Bilbao Vizcaya Argentaria, S.A. | Revolving Credit Facility
Disclosure of classes of share capital [line items]
Borrowings							$ 450,000	€ 150.0